UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03386)

Exact name of registrant as specified in charter: Putnam Health Sciences Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam Health Sciences Trust

The fund's portfolio

5/31/06 (Unaudited)
COMMON STOCKS (99.6%)(a)

	Shares	Value

Biotechnology (19.2%)
Amgen, Inc. (NON)	2,422,600	$163,743,534
Amylin Pharmaceuticals, Inc. (NON) (S)	607,400	27,606,330
Basilea Pharmaceutical 144A (Switzerland) (NON)	45,000	6,401,581
Biogen Idec, Inc. (NON)	1,242,500	57,937,775
Genentech, Inc. (NON)	1,417,500	117,595,800
Genzyme Corp. (NON)	695,200	41,364,400
Idenix Pharmaceuticals, Inc. (NON) (S)	611,035	5,517,646
MedImmune, Inc. (NON)	1,527,500	48,605,050
Neurocrine Biosciences, Inc. (NON) (S)	231,600	4,564,836
		473,336,952

Health Care Services (16.5%)
Cardinal Health, Inc.	1,141,360	76,368,398
Caremark Rx, Inc.	504,400	24,196,068
CIGNA Corp.	315,600	29,268,744
Community Health Systems, Inc. (NON)	782,400	29,496,480
Coventry Health Care, Inc. (NON) (S)	447,000	23,355,750
HCA, Inc. (S)	827,400	36,777,930
Health Management Associates, Inc. Class A (S)	1,250,000	26,062,500
Lincare Holdings, Inc. (NON) (S)	597,400	22,283,020
Medco Health Solutions, Inc. (NON)	326,000	17,571,400
Omnicare, Inc. (S)	393,400	18,238,024
Triad Hospitals, Inc. (NON)	666,400	26,842,592
UnitedHealth Group, Inc.	245,100	10,774,596
WellPoint, Inc. (NON)	901,100	64,500,738
		405,736,240

Medical Technology (18.5%)
Baxter International, Inc.	1,078,200	40,648,140
Beckman Coulter, Inc.	198,300	10,965,990
Becton, Dickinson and Co.	605,100	36,566,193
Boston Scientific Corp. (NON)	3,437,808	71,093,869
C.R. Bard, Inc. (S)	180,000	13,321,800
Charles River Laboratories International, Inc. (NON) (S)	335,400	13,429,416
Edwards Lifesciences Corp. (NON) (S)	360,400	15,980,136
Medtronic, Inc. (S)	2,224,200	112,299,858
Nobel Biocare Holding AG (Switzerland)	166,350	40,502,192
PerkinElmer, Inc.	606,900	12,659,934
Respironics, Inc. (NON)	204,600	6,960,492
St. Jude Medical, Inc. (NON)	1,476,100	50,335,010
Synthes, Inc. (Switzerland)	233,200	28,643,649
		453,406,679

Pharmaceuticals (45.4%)
Abbott Laboratories	1,649,500	70,433,650
Astellas Pharma, Inc. (Japan)	1,142,000	44,828,263
Barr Pharmaceuticals, Inc. (NON)	889,900	46,897,730
Cephalon, Inc. (NON) (S)	230,700	13,777,404
Daiichi Sankyo Co., Ltd. (Japan)	2,064,000	56,346,150
Eli Lilly Co.	1,435,600	74,134,384
GlaxoSmithKline PLC ADR (United Kingdom) (S)	1,372,700	75,910,310
Johnson & Johnson	3,202,800	192,872,616
Mylan Laboratories, Inc.	1,722,000	36,007,020
Novartis AG (Switzerland)	1,964,811	109,264,002
Par Pharmaceutical Cos., Inc. (NON) (S)	369,200	8,473,140
Pfizer, Inc. (SEG)	3,939,000	93,196,740
Roche Holding AG (Switzerland)	1,029,786	160,821,935
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	514,000	18,714,740
Wyeth	2,500,200	114,359,148
		1,116,037,232

Total common stocks (cost $1,830,011,890)		$2,448,517,103

SHORT-TERM INVESTMENTS (4.5%)(a) (cost $109,391,547)

	Principal amount	Value

Short-term investments held as collateral for loaned securities with yields ranging from 4.90% to 5.19% and due dates ranging from June 1, 2006 to
June 29, 2006 (d)	$109,520,257	109,391,547

TOTAL INVESTMENTS
Total investments (cost $1,939,403,437) (b)		$2,557,908,650

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/06 (aggregate face value $223,014,137)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$7,762,037	$7,524,310	7/19/06	$237,727
British Pound	96,446,881	90,095,665	6/21/06	6,351,216
Canadian Dollar	6,601,227	6,336,940	7/19/06	264,287
Danish Krone	11,854,414	11,130,933	6/21/06	723,481
Euro	111,192,680	103,882,908	6/21/06	7,309,772
Japanese Yen	4,102,874	4,043,381	8/16/06	59,493

Total				$14,945,976

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (aggregate face value $175,101,569)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Japanese Yen	8,053,422	7,941,472	08/16/06	(111,950)
Swiss Franc	177,210,380	167,160,097	06/21/06	(10,050,283)

Total				$(10,162,233)

NOTES

(a) Percentages indicated are based on net assets of $2,457,197,104.

(b) The aggregate identified cost on a tax basis is $1,978,188,737, resulting in gross unrealized appreciation and depreciation of $657,391,706 and $77,671,793, respectively, or net unrealized appreciation of $579,719,913.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for forward currency and forward cross currency contracts at May 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $106,228,221. The fund received cash collateral of $109,391,547 which is pooled with collateral of other Putnam funds into 27 issues of high-grade, short-term investments.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $784,494 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $312,444,294 and $367,170,454, respectively.

At May 31, 2006, liquid assets totaling $52,696,312 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at May 31, 2006: (as a percentage of Portfolio Value)

Israel	0.8%
Japan	4.1
Switzerland	14.1
United Kingdom	3.1
United States	77.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Health Sciences Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006